Investment securities and other investments	12 Months Ended
Dec. 31, 2021
Investment securities and other investments
Investment securities and other investments

10 Investment securities and other investments

As of December 31, 2020 and 2021, the Group’s investment securities and other investments comprised of i) marketable equity securities, which are publicly traded stocks or funds measured at fair value, ii) debt investments, which are accounted for at amortized cost, iii) debt investments, which the fair value option was selected.

The following table summarizes the carrying value and fair value of the investment securities:

	As of December 31, 2020
		Gross	Gross
		Unrealized/	Unrealized/	Foreign
		unrecognized	unrecognized	Currency
	Cost/Amortized	holding	holding	Translation	Fair
	cost	Gains	Losses	Adjustments	Value
	RMB	RMB	RMB	RMB	RMB
Listed equity securities	814,452	37,516	(285,567)	6,562	572,963
— Investee A	600,000	—	(208,199)	—	391,801
— Others	214,452	37,516	(77,368)	6,562	181,162
Debt investments	3,687,601	—	—	—	3,687,601
—Time deposits stated at amortized cost	3,510,822	—	—	—	3,510,822
—Other debt investments stated at amortized cost	176,779	—	—	—	176,779
Total	4,502,053	37,516	(285,567)	6,562	4,260,564

	As of December 31, 2021
		Gross	Gross
		Unrealized/	Unrealized/	Foreign
		unrecognized	unrecognized	Currency
	Cost/Amortized	holding	holding	Translation	Fair
	cost	Gains	Losses	Adjustments	Value
	RMB	RMB	RMB	RMB	RMB
Listed equity securities	7,661,212	6,300,946	(394,796)	(224,416)	13,342,946
— Investee A	600,000	—	(254,758)	—	345,242
— Investee B (Note 11)	6,751,890	5,573,162	—	(225,456)	12,099,596
— Others	309,322	727,784	(140,038)	1,040	898,108
Debt investments	24,202,483	14,383	(18,722,033)	(203,286)	5,291,547
— Convertible Note of Chengxin (Note 5)	19,563,591	—	(18,691,719)	(198,515)	673,357
—Time deposits stated at amortized cost	3,722,640	—	—	—	3,722,640
—Other debt investments stated at amortized cost	156,104	—	—	—	156,104
—Other debt investments under fair value option	760,148	14,383	(30,314)	(4,771)	739,446
Total	31,863,695	6,315,329	(19,116,829)	(427,702)	18,634,493

The following table summarizes debt investments stated at amortized cost classified by the contractual maturity date of the investments:

As of December 31
2021
RMB
Due in 1 year through 2 years	2,932,717
Due in 2 years through 3 years	789,615
Thereafter	156,412
Total	3,878,744